PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Shares		Value
Long-Term Investments 93.9%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		3,061	$108,635
(cost $105,603)(wa)
Affiliated Mutual Funds — 85.9%
Domestic Equity — 32.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		7,914	108,501
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		23,091	1,079,047
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		11,425	108,537
PGIM US Real Estate Fund (Class R6)		31,255	482,572
			1,778,657
Fixed Income — 30.3%
PGIM Core Conservative Bond Fund (Class R6)		94,451	816,057
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		15,536	108,751
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		34,575	237,873
PGIM TIPS Fund (Class R6)		58,159	489,117
			1,651,798
International Equity — 22.9%
PGIM Global Real Estate Fund (Class R6)		11,780	240,893
PGIM Jennison Global Infrastructure Fund (Class R6)		31,080	563,488
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		27,993	445,652
			1,250,033

Total Affiliated Mutual Funds (cost $4,322,547)(wa)			4,680,488
Unaffiliated Exchange-Traded Fund 6.0%
Vanguard Long-Term Bond ETF (cost $329,864)		4,720	328,229

Total Long-Term Investments (cost $4,758,014)			5,117,352

Short-Term Investment 6.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $348,297)(wa)		348,297	348,297

TOTAL INVESTMENTS 100.3% (cost $5,106,311)			5,465,649
Liabilities in excess of other assets (0.3)%			(18,624)

Net Assets 100.0%			$5,447,025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Moderate Retirement Spending Fund